Tradr 2X Long CLSK Daily ETF

SCHEDULE OF INVESTMENTS

As of December 31, 2025 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$26,243,004
TOTAL NET ASSETS — 100.0%	$26,243,004

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

		Pay/Receive					Premium	Unrealized
		Equity on		Pay/Receive	Termination	Notional	Paid	Appreciation
Counterparty	Description	Reference Entity	Financing Rate	Frequency	Date	Amount	(Received)	(Depreciation)
Clear Street	CleanSpark, Inc.	Receive	12.65% (OBFR01* + 900bps)	At Maturity	10/20/2026	$244,589	$-	$2,243,375
Marex	CleanSpark, Inc.	Receive	8.15% (OBFR01* + 450bps)	At Maturity	11/7/2026	54,637,546	-	(10,391,711)
TOTAL EQUITY SWAP CONTRACTS								$(8,148,336)

*	OBFR01 - Overnight Bank Funding Rate, 3.65% as of December 31, 2025.